CornerCap Group of Funds
The Peachtree, Suite 1700
 1355 Peachtree Suite NE
Atlanta, Georgia 30309

August 3, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CornerCap Group of Funds (the “Registrant”)
File No.: 33-03149/811-04581
Filing pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies (a) that the Statement of Additional Information dated July 29, 2015 for the CornerCap Group of Funds does not differ from those contained in Post-Effective Amendment No. 48 (“PEA No. 48”) to the Registrant's Registration Statement on Form N-1A, and (b) that PEA No. 48 was filed electronically with the Commission (Accession No. 0001435109-15-000655) on July 28, 2015.

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2046 or adam.waldstein@atlanticfundservices.com.

Sincerely,

/s/Adam R. Waldstein
Adam. R. Waldstein, Esq.
Associate Counsel, Atlantic Fund Services
Administrator to CornerCap Group of Funds